Fair Value Measurement (Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis by Level) (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 3,272	¥ 5,455
Financial assets, Foreign exchange contracts		16
Total assets measured at fair value	3,272	5,471
Financial liabilities, Foreign exchange contracts		0
Total liabilities measured at fair value		0
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	3,272	5,455
Total assets measured at fair value	3,272	5,455
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, Foreign exchange contracts		16
Total assets measured at fair value		16
Financial liabilities, Foreign exchange contracts		0
Total liabilities measured at fair value		¥ 0